EXCHANGE RATE DIFFERENCES ON FOREIGN CURRENCY	3 Months Ended
Mar. 31, 2025
Disclosure of transactions in foreign currency [abstract]
EXCHANGE RATE DIFFERENCES ON FOREIGN CURRENCY

NOTE 22. EXCHANGE RATE DIFFERENCES ON FOREIGN CURRENCY
The item composition as of the indicated dates is detailed below:

Originated by:	03.31.25	03.31.24
For Purchase-Sale of Foreign Currency	30,524,721	18,253,545
For valuation of Assets and Liabilities in foreign currency	(14,456,294)	38,926,851
Total	16,068,427	57,180,396